UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 9, 2010

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		$83,443,000

List of Other Included Managers:

NONE


                                  TITLE                  VALUE      SHARES/       SHRS/        INVS
NAME OF ISSUER                  OF CLASS      CUSIP     (X$1000)      PRN          PRN         DSCR
-----------------------------------------------------------------------------------------------------------
3M Company                         COM      88579Y101          814       10300     SHRS        SOLE
Abbott Laboratories                COM      002824100          980       20950     SHRS        SOLE
Accenture                          COM      G1150G111          858       22200     SHRS        SOLE
Aflac Inc                          COM      001055102          529       12400     SHRS        SOLE
Allergan Inc.                      COM      018490102         1719       29500     SHRS        SOLE
American Movil SA                  ADR      02364W105          715       15050     SHRS        SOLE
American Tower Corp                COM      029912201         2372       53300     SHRS        SOLE
Apache Corp                        COM      037411105          922       10950     SHRS        SOLE
Apple Corp.                        COM      037833100          560        2225     SHRS        SOLE
Banco Santander SA                 ADR      05964H105         1551      147700     SHRS        SOLE
Becton Dickinson & Co              COM      075887109          818       12100     SHRS        SOLE
Canadian Natl Railway              ADR      136375102         1024       17850     SHRS        SOLE
CenturyLink                        COM      156700106         1486       44600     SHRS        SOLE
China Mobile LTD                   ADR      16941M109          716       14500     SHRS        SOLE
Chubb Corporation                  COM      171232101          480        9600     SHRS        SOLE
Cisco Systems Inc.                 COM      17275R102         2223      104300     SHRS        SOLE
Consol Energy Inc                  COM      20854P109         1355       40150     SHRS        SOLE
Copano Energy Llc                  COM      217202100          289       10500     SHRS        SOLE
Covance Inc                        COM      222816100         1863       36300     SHRS        SOLE
Cummins Inc.                       COM      231021106          824       12650     SHRS        SOLE
Diageo PLC ADR                     ADR      386090302         1308       20850     SHRS        SOLE
Discovery Comm. Cl A               COM      25659T107          884       24750     SHRS        SOLE
Eaton Corporation                  COM      278058102         1109       16950     SHRS        SOLE
Ecolab Inc.                        COM      278865100         2528       56300     SHRS        SOLE
EMC Corporation                    COM      268648102         2831      154700     SHRS        SOLE
Encana Corporation                 ADR      292505104         1082       35650     SHRS        SOLE
Endesa, S.A.                       ADR      29244T101          268        5800     SHRS        SOLE
Express 1 Expidited Solutions      COM      815801105           37       29000     SHRS        SOLE
Express Scripts Inc.               COM      302182100          978       20800     SHRS        SOLE
FedEx Corp                         COM      31428X106          785       11200     SHRS        SOLE
Fiserv Inc. Wisc.                  COM      337738108         1322       28950     SHRS        SOLE
Flowserve Corporation              COM      34354P105          462        5450     SHRS        SOLE
Fluor Corp.                        COM      343861100          523       12300     SHRS        SOLE
Freeport McMoran Copper A          COM      35671D857         1064       18000     SHRS        SOLE
General Electric                   COM      369604103          258       17925     SHRS        SOLE
Hewlett-Packard Company            COM      428236103         1755       40550     SHRS        SOLE
Home Depot Inc.                    COM      437076102          884       31500     SHRS        SOLE
Honda Motor Co Ltd Adr             ADR      438128308          532       18500     SHRS        SOLE
J. M. Smucker Co.                  COM      832696405          927       15400     SHRS        SOLE
Johnson & Johnson                  COM      478160104         1406       23800     SHRS        SOLE
Lubrizol Corporation               COM      549271104         1333       16600     SHRS        SOLE
Marsh and McLennan Cos.            COM      571748102         1166       51700     SHRS        SOLE
MasterCard                         COM      57636Q104         2035       10200     SHRS        SOLE
Maxim Integrated Products, Inc     COM      57772K101          599       35800     SHRS        SOLE
McDonalds                          COM      580135101         1205       18300     SHRS        SOLE
Microsoft Corporation              COM      594918104         1450       63000     SHRS        SOLE
Monsanto                           COM      61166W101         1331       28800     SHRS        SOLE
New York Cmnty Bancorp             COM      649445103         1284       84100     SHRS        SOLE
Nike Inc                           COM      654106103         1581       23400     SHRS        SOLE
Norfolk Southern Corp              COM      655844108         1703       32100     SHRS        SOLE
Novartis A G Spon ADR              ADR      66987V109         1377       28500     SHRS        SOLE
NYSE Group Inc                     COM      629491101         2376       86000     SHRS        SOLE
Occidental Petroleum               COM      674599105          617        8000     SHRS        SOLE
PepsiCo Inc.                       COM      713448108         2127       34900     SHRS        SOLE
Petroleo Brasileiro ADR            ADR      71654V408          329        9600     SHRS        SOLE
Procter & Gamble                   COM      742718109         1643       27400     SHRS        SOLE
Qualcomm Inc                       COM      747525103          854       26000     SHRS        SOLE
Roche Hldg Ltd Spon ADR            ADR      771195104          806       23500     SHRS        SOLE
Schlumberger Ltd.                  ADR      806857108         1641       29650     SHRS        SOLE
Schwab Charles Corp                COM      808513105          909       64100     SHRS        SOLE
Steel Dynamics, Inc.               COM      858119100          534       40500     SHRS        SOLE
Stericycle Inc.                    COM      858912108          774       11800     SHRS        SOLE
Stryker Corp                       COM      863667101          986       19700     SHRS        SOLE
Supreme Industries, Inc.           COM      868607102           23       10812     SHRS        SOLE
Teva Pharmaceuticals               ADR      881624209          361        6950     SHRS        SOLE
Thermo Fisher Scientific           COM      883556102         2158       44000     SHRS        SOLE
Total S.A.                         ADR      286269105          859       19250     SHRS        SOLE
Transocean                         COM      893817106          931       20100     SHRS        SOLE
United Technologies Corp.          COM      913017109         1188       18300     SHRS        SOLE
Vale SA                            ADR      204412209         1529       62800     SHRS        SOLE
VF Corporation                     COM      918204108         2847       40000     SHRS        SOLE
Waste Management Inc.              COM      94196L109         1846       59000     SHRS        SOLE